Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	112 Months Ended
	Jun. 24, 2015	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000242831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hull Tactical US ETF
Without Sales Load [Member] | C000242831
Average Annual Return [Line Items]
Average Annual Return, Percent		42.99%	15.26%	10.95%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%	15.27%	13.26%